TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2020
TRANSACTIONS WITH RELATED PARTIES
TRANSACTIONS WITH RELATED PARTIES

NOTE 42 -  TRANSACTIONS WITH RELATED PARTIES

Among the main transactions with related parties during the year ended December 31, 2020, we highlight the loans and financing granted established under the conditions mentioned and / or in accordance with the specific legislation on the subject.

42.1 - Main transactions occurred in 2020.

Name of the Parties	Operation Date	Contract Purpose	Transaction Amount
Chesf, Eletronorte, CGT Eletrosul and Funas (Cedentes); Electropar; and Eletrobras (intervening / consenting)	02/19/2020	Assignment of the right to use, for a fee, infrastructure of the electricity transmission system, as well as activated optical fibers.

Assignors - R$48.00 per kilometer of activated fiber and fiber optic pair made available for activation in favor of Eletronet. Eletropar - Application of the 2% percentage on the monthly net amount received from Eletronet.

Eletropar and Eletronet; Eletrobras (intervening / consenting)	02/20/2020	Constitution by Eletropar in favor of Eletronet of the right of access, against payment, to the infrastructure of the electricity transmission system and to the activated optical fibers.	Eletropar - Gross amount of R$48.00 per kilometer of fiber pair activated and fiber optic available for activation.
Eletronorte and CGTEletrosul	06/26/2020	Execution of the Debt Confession Term referring to the open invoices of CGT Eletrosul with Eletronorte, resulting from the Electricity Purchase Contracts in the Free Contracting Environment.	152,992
Eletronorte and Amazonas GT	07/24/2020	Signing of a contract formalizing a mutual loan from Eletronorte to Amazonas GT to reinforce the Borrower's cash.	100,000

42.2 - Transactions with Government Entities

In addition to operations with the Federal Government, Eletrobras maintains transactions with other government entities, under common control, in the course of its operations. The balances of the main transactions with these entities are summarized below:

	12/31/2020		12/31/2019
NATURE OF THE OPERATION	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Reimbursement Obligations
Federal Government	5,588,131	—	5,464,005	—
Loans and Financing Payable
Federal Government - Banco do Brasil	—	2,505,777	—	3,581,431
Federal Government - Caixa Econômica Federal (a.1)	—	4,769,371	—	6,193,508
Federal Public Power - BNDES (a.2)	—	5,245,281	—	6,111,435
Federal Government - Global Reversion Reserve (a.3)	—	2,314,672	—	3,599,238
Federal Government - Petrobras (b)	—	7,121,333	—	8,928,835
Reimbursement Obligations (c)
National Treasury - Itaipu	—	5,306,972	—	5,492,860
Total	5,588,131	27,263,406	5,464,005	33,907,307

The conditions of the main transactions with other government entities are identified below:

a)Loans and financing payable:

Applications at Usina Angra 3

a.1) Loan between CEF and Eletronuclear: Contract between Eletronuclear and CEF (main contract) for complementary financing from Angra 3, referring to the import of equipment and services.

a.2) Loan between the National Bank for Economic and Social Development (BNDES) and Eletronuclear: Financing agreement between BNDES and Eletronuclear, with Eletrobras intervention to implement the Angra 3 plant.

Global Reversion Reserve (RGR):

a.3) The Company was responsible for the management of sectorial resources of RGR and others. In accordance with Law No. 13.360 / 2016, regulated by Decree No. 9.022 / 2017, and with ANEEL Order No. 1.079, of April 18, 2017, the responsibility for the budget, management and movement of these Sectorial Funds was transferred for CCEE, since May 1, 2017.

Loan guarantee:

Eletrobras' participation as guarantor of loans taken out by its subsidiaries can be seen in more detail in note 24.2.

b)Operations with Petrobras: With the sale of the subsidiary Amazonas Energia SA, the assignment of rights of Amazonas Energia to Eletrobras, relating to the CCC and the Energy Development Account - CDE, recognized in the Financial Statements of the Distributor, became effective. Eletrobras assumed obligations in equivalent amounts as loans acquired, in accordance with conditions established in CPPI Resolution number 20, of November 8, 2017 and subsequent amendments.

c)Reimbursement obligations - Itaipu: Indemnifiable financial assets arising from the Itaipu concession, further details in note 18, item a.

42.3 - Transactions with associates and jointly controlled companies

The commercial transactions and respective balances with related parties of the consolidated are summarized below:

	Balances and Transactions by Nature
	12/31/2020			12/31/2019
	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Customers	59,147	—	—	55,360	—	—
Accounts receivable	20,628	—	—	12,492	—	—
Advance for future capital increase	1,540	—	—	181,257	—	—
Dividens/JCP receivable	333,997	—	—	205,540	—	—
Loans and financing	4,296,503	—	—	5,865,035	—	—
Other Assets	48,649	—	—	162,770	—	—
Suppliers	—	44,279	—	—	34,913	—
Provisions	—	1,129,242	—	—	818,164	—
Contributions payable - sponsor	—	—	—	—	14,875	—
Bills to pay	—	29,877	—	—	820	—
Accounts payable	—	1,901	—	—	1,999	—
Revenue from generation	—	—	—	—	—	2,729
Revenue from the use of electric energy	—	—	394,725	—	—	598,004
Revenue from energy sales	—	—	85,315	—	—	81,576
Revenue from service provision	—	—	116,580	—	—	104,692
Other revenue	—	—	12,649	—	—	1,210
Energy purchased for resale	—	—	(809,451)	—	—	(748,229)
Fees for the use of the network	—	—	(93,536)	—	—	(106,887)
Charges	—	—	(4,001)	—	—	(4,078)
Other expenses	—	—	(327,528)	—	—	(328)
Revenue from interest, fees, charges and exchange variation	—	—	2,140,449	—	—	762,311
Financial revenue	—	—	437	—	—	6,308
Financial expenses	—	—	—	—	—	(4)
Total	4,760,464	1,205,299	1,515,639	6,482,454	870,771	697,304

	Balances and Transactions by Entity
	12/31/2020			12/31/2019
	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Baguari	355	—	450	362	—	435
Belo Monte Transmissora	34,674	2,738	(50,568)	14,363	2,664	(36,491)
Caldas Novas Transmissão	483	2	692	1,248	2	467
CEB Lajeado	12,150	—	—	19,589	—	—
CEEE-D	10,270	—	770	12,490	—	955
Chapecoense Geração	740	—	—	29,830	—	—
Companhia Energética Sinop	1,071	772	(5,207)	914	388	(3,310)
Companhia Hidrelétrica Teles Pires	4,996	17,221	(149,448)	6,371	9,560	(179,165)
Centro de Soluções Estratégicas - CSE	1,697	—	3,445	—	—
Eletros (a)	—	1,129,242	(4,001)	—	833,039	(4,078)
EMAE	92,174	—	—	4,456	—	—
Empresa de Energia São Manuel	1,446	3,440	(95,137)	1,339	3,346	(25,486)
Energia Olímpica	—	—	(1,673)	428	—	93
Enerpeixe	12,259	10,249	(112,221)	12,792	3,387	(33,769)
Equatorial Maranhão D	85,838	—	19,015	38,936	—	10,337
Energia Sustentável do Brasil	15,276	34,380	(368,612)	152,431	13,592	(245,174)
Foz do Chapecó	959	—	11,098	879	—	10,738
Fronteira Oeste - FOTE	341	2	428	41,325	—	682
Renewable Transenergy	8,146	134	(1,607)	11,668	131	(1,705)
Interligação Elétrica Garanhuns	8,055	263	(3,404)	—	269	(3,624)
Interligação Elétrica Madeira	5,717	3,719	(139,669)	—	2,668	(36,571)
Itaipu (b)	4,241,949	—	2,120,648	5,874,600	—	751,019
Lago Azul Transmissora	132	9	6,514	130	10	116
Lajeado Energia	100,280	—	—	23,975	—	—
Madeira Energia	—	—	9,796	—	—	—
Manaus Construtora	23,298	—	—	9,178	—	—
Mata de Santa Genebra	438	659	(128,619)	—	—	—
MGE Transmissão	5,634	78	(720)	5,634	75	(810)
Norte Brasil Transmissora de Energia	80	605	(7,738)	100	663	(8,622)
Norte Energia	39,854	—	171,256	29,270	—	267,014
Paranaíba Transmissora de Energia	6,163	338	(3,834)	5,985	341	(3,963)
Retiro Baixo Energética	5,083	—	—	7,582	—	—
Rouar	—	—	16
Santo Antônio Energia	19,725	811	230,628	18,397	—	222,851
Serra Facão Energia	—	—	68	45	—	93
Sistema de Transmissão Nordeste - STN	344	365	(1,514)	346	529	(3,462)
Tijoa Participações e Investimentos	1,187	—	12,524	873	—	16,985
Transenergia Goiás	46	28	2,003	—	—	—
Transenergia São Paulo	14,760	24	(272)	17,271	24	(282)
Transenergia Renovável	520	42	(479)	4,492	—	(527)
Transnorte	134	11	764	—	13	562
Triângulo Mineiro Transmissora	11	90	(1,108)	—	—	—
Transmissora Sul Litorânea de Energia -TSLE	4,162	17	1,428	8,075	7	1,964
Vale do São Bartolomeu	17	60	(73)	1,262	63	31
Vamcruz Participações	—	—	—	125,818	—	—
Total	4,760,464	1,205,299	1,515,639	6,482,454	870,771	697,303

The conditions of the main transactions carried out with the related parties of the consolidated are identified below:

a)Eletros - Fundação Eletrobras de Seguridade Social: on December 31, 2020, the balance of employee benefit provisions totals R$ 1,129,242 (R$ 833,039 on December 31, 2019).

b)Itaipu: Linked to the Loan described in note 24, interest income, commissions, fees and exchange rate variation are mainly due to financial charges and exchange rate variation resulting from Itaipu operations, details of which can be seen in note 18.

42.3.1 - Below are the main conditions of significant transactions regarding the use of the transmission network, purchase of energy or provision of services:

STN - Sistema de Transmissão do Nordeste SA: service contracts for the maintenance of the transmission line, as well as charging for the use of the transmission system network;

Energia Sustentável do Brasil SA: Contracts signed for the provision of the energy transmission and purchase system, as well as the bilateral ACL contract, related to the purchase of energy, which started on March 1, 2013 and ended on 15 January 2035, with an average contracted volume of 107.596 MWmed;

Norte Energia SA: Contract for the provision of maintenance and operation services for the Belo Monte and Pimentel plants, and provision of transmission networks;

Interligação Elétrica Garanhuns SA: Contracts entered into for the provision and use of the transmission system; and

Companhia Hidrelétrica Teles Pires SA: Contracts entered into to make the transmission system available and purchase energy, as well as charging for the use of the transmission system network.

Information referring to loans granted by Eletrobras to its subsidiaries, jointly controlled and associated companies is shown in note 11.

Accounting policy

Transactions with related parties of the Company with its subsidiaries, affiliates, special purpose companies and government entities are carried out at prices and conditions defined between the parties, which take into account the conditions that could be policyd in the market with unrelated parties, when applicable.

42.4 - Remuneration of key personnel

The remuneration of the Company's key personnel (members of the Executive Board, Board of Directors and Fiscal Council) is as follows:

	12/31/2020	12/31/2019	12/31/2018

Short-term benefits	38,903	42,181	42,448
Post-employment benefits	444	453	1,058
Other long-term benefits	383	—	7
Employment contract termination benefits	41	—	—
Total	39,771	42,634	43,513

The maximum, minimum and average remuneration for managers and employees can be seen below:

	12/31/2020	12/31/2019
Management payment
Higher management payment	72	54
Lower management payment	5	5
Average directors payment	38	38

Employees payment
Higher employees payment	136	72
Lower employee payment	2	2
Average employees payment	13	11

Accounting policy

The total compensation of the Company's officers and employees is based on the guidelines established by the Secretariat for Coordination and Governance of State-Owned Companies - SEST, of the Ministry of Economy, and by the Ministry of Mines and Energy, in which the highest remuneration is disclosed, the lowest remuneration and the average remuneration for each of these categories.